Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Asset Retirement Obligations

The Company has asset retirement obligations (“AROs”) that are conditional upon certain events.

These AROs generally include the removal and disposition of non-friable asbestos. The facilities that contain non-friable asbestos are generally maintained in place, and under applicable environmental and workplace safety requirements, removal and disposal is generally required only if these materials are disturbed in connection with a major renovation, demolition, or other disposal activity, or if conditions otherwise require abatement under applicable law. The Company has not recorded a liability as of June 30, 2026, because the Company has no current plans for activities that would trigger disturbance and does not currently believe there is a reasonable basis for estimating a date or range of dates for major renovation or demolition of these facilities. In reaching this conclusion, the Company considered the historical performance of each facility and has taken into account factors such as planned maintenance, asset replacements, and upgrades, which, if conducted as in the past, can extend the physical lives of the facilities indefinitely. The Company also considered the possibility of changes in technology and risk of obsolescence in arriving at its conclusion. The Company will continue to evaluate these conditional obligations each reporting period and will record a liability when the fair value becomes reasonably estimable, including when the timing of settlement becomes reasonably estimable.

Additionally, the Company leases various properties under contracts that give the lessor the right to make the determination as to whether the lessee must return the premises to their original condition, except for normal wear and tear. The Company does not normally make substantial modifications to leased property, and many of the Company's leases either require lessor approval of planned improvements or transfer ownership of such improvements to the lessor at the termination of the lease. Historically, the Company has not incurred significant costs to return leased premises to their original condition.

Environmental Costs

The Company has certain liabilities associated with potential obligations to perform environmental remediation. As of June 30, 2026 and December 31, 2025, the accruals related to these obligations were $51,036 and $51,291, respectively, and are included within Accrued expenses and other current liabilities and Other long-term liabilities on the Condensed Consolidated Balance Sheets.

Moosup

The Company has certain obligations related to a former manufacturing facility in Moosup, Connecticut, that was sold to TD Development, LLC ("TD") in 2014. At the time of sale, TD assumed contractual and statutory responsibility for the environmental investigation and remediation work required at this site (subject to a cost-sharing arrangement). In September 2021, TD’s principal filed for personal bankruptcy protection, and during the course of that bankruptcy proceeding, the Company has learned that neither TD nor its principal is expected to have the means to undertake the investigation, remediation and abatement of the site. The Company has filed an objection to the issuance of a discharge in the bankruptcy proceeding.

In 2024, a settlement agreement with TD and related parties was signed, which provided the Company with access to its former facility to update the environmental condition assessment of the property and remaining remediation efforts required, formalize the Company's oversight of the investigation and remediation activities with the Connecticut Department of Energy and Environmental Protection (“CDEEP”) and enable such investigation and remediation to be performed to a commercial/industrial standard rather than the more stringent residential standard. Under this settlement agreement, the Company will undertake the investigation, remediation and abatement of the site, with a modest contribution from TD’s principal. The Company engaged an environmental consultant to gather the appropriate data to calculate a range for the potential environmental obligation. The environmental consultant provided an estimate of the costs that are likely to be incurred in connection with these environmental investigation and remediation activities.

As of June 30, 2026 and December 31, 2025, $44,867 and $45,015, respectively, were accrued for these environmental investigation and remediation activities in Other long-term liabilities. The aggregate undiscounted amount has been accrued because it represents the Company’s best estimate of the cost, but the timing of payments is not considered to be fixed and reliably determinable. There can be no assurance that this matter would not have an adverse impact on our business, financial condition, results of operations and/or cash flows.

Bloomfield

The Company has the responsibility for environmental investigation and remediation at its Bloomfield campus as may be required under the Connecticut Transfer Act and other environmental laws and it continues the effort to define the scope of the remediation that will be required by the CDEEP. This investigation and remediation process will take many years to complete.

As of June 30, 2026 and December 31, 2025, the Company had $4,950 and $5,003, respectively, accrued for these environmental investigation and remediation activities, a portion of which is included in Accrued expenses and other current liabilities and the remaining balance is included in Other long-term liabilities. Although it is reasonably possible that additional costs will be paid in connection with the resolution of this matter, the Company is unable to estimate the amount of such additional costs, if any, at this time. The following represents estimated future payments for the undiscounted environmental investigation and remediation liability related to the Bloomfield campus as of June 30, 2026:

Year Ending December 31,	Amount
Remaining portion of 2026	$132
2027	195
2028	289
2029	465
2030	76
Thereafter	3,793
Total	$4,950

Other Matters

The Company is subject to commercial matters and legal proceedings and claims that arise in the normal course of business. While the outcome of these matters cannot be predicted with certainty, the Company does not have any knowledge of any such matters that would have a material adverse effect on the condensed consolidated financial statements, except as disclosed below.

Commercial Commitments

In November 2024, a manufacturing business in Jacksonville, Florida (the “Jacksonville Business”) that is not part of the Arxis Businesses, was divested to a third party. Following the divestiture, the Company remained a guarantor of certain performance obligations arising under a long-term customer contract to which the Jacksonville Business is a party, pursuant to a guarantee agreement between the Company and such customer that predates the divestiture. The term of the contract covered by the guarantee ends in December 2028. There is no limitation to the maximum potential future liabilities under this guarantee; however, the Company has a right to indemnification from the Jacksonville Business against such losses that may arise from any failure of the Jacksonville Business to perform under the contract. Such indemnification right includes a monetary cap of $10,000, subject to customary exceptions. The Company may also have other rights or claims, at law or in equity, in connection with any failure by the Jacksonville Business to perform under the contract.

The customer has notified the Company of concerns regarding performance of the contract by the Jacksonville Business and alleged that it has incurred damages of $48,345 related to non-performance of the contract to date. The customer has requested that the Company fulfill its obligations under the guarantee. The Company has accrued $9,000 as of June 30, 2026 and December 31, 2025.

As a response, in January 2026, the Company commenced litigation to seek to cause the Jacksonville Business to perform the contract. The Company may incur a loss with respect to this matter pursuant to the guarantee if the customer and the Jacksonville Business do not resolve their dispute regarding the contract or if the Company is unsuccessful in causing the Jacksonville Business to perform the contract. For the three and six months ended June 30, 2026, there were no adjustments made to the condensed consolidated financial statements with respect to this matter.

The Company may incur an additional loss in excess of the amount accrued, but no such loss is estimable at this time due to, among other things, the fact that the dispute raises difficult legal and factual issues and is subject to many uncertainties and complexities. Separately, as discussed above, insofar as any such amounts are asserted against the Company pursuant to the terms of the guarantee, the Company intends to exercise all of its rights and remedies against the Jacksonville Business in respect thereof, including seeking indemnification and pursuing any potential remedies. Any proceeds received will not be recognized until realization and could be in a reporting period subsequent to the period in which any loss in respect of the guarantee is probable and estimable.

K-Max Legal Contingency

The Company has certain liabilities related to a helicopter crash where the helicopter utilized the Company’s K-Max blades. The Company is named in litigation seeking damages for loss of property and business interruption.

The Company has accrued $17,388 representing the Company’s estimate of probable loss associated with the loss of property and business interruption portion of the case, which is included within Other long-term liabilities as of June 30, 2026 and December 31, 2025. The Company, in coordination with insurance, estimates that a portion of the liability on the loss of property and business interruption portion of the case will fall within insurance coverage amounts. Accordingly, the Company recognized a receivable for the amount estimated to be recoverable through insurance related to the business interruption claims of $7,779, which is included within Other assets as of June 30, 2026 and December 31, 2025. As of June 30, 2026, the Company had not recorded any changes in the estimates associated with these claims.

The claims related to loss of property and business interruption proceeded to trial and there was a verdict awarding $22,000 to the plaintiff. Additional pre-judgment and post-judgment interest will apply. The jury found there was no design defect in the K-Max blades. The Company, along with the insurance carriers, has appealed the verdict. The Company estimates that resolution of this matter is not expected to occur within twelve months of June 30, 2026.

Other than the above matters, the Company is not involved in any pending, material legal proceedings other than routine legal proceedings occurring in the ordinary course of business.

Note 14. Commitments and Contingencies

Asset Retirement Obligations

The Company has asset retirement obligations (“AROs”) that are conditional upon certain events. These AROs generally include the removal and disposition of non-friable asbestos. The facilities that contain non-friable asbestos are generally maintained in place, and under applicable environmental and workplace safety requirements, removal and disposal is generally required only if these materials are disturbed in connection with a major renovation, demolition, or other disposal activity, or if conditions otherwise require abatement under applicable law. The Company has not recorded a liability as of December 31, 2025, because the Company has no current plans for activities that would trigger disturbance and does not currently believe there is a reasonable basis for estimating a date or range of dates for major renovation or demolition of these facilities. In reaching this conclusion, the Company considered the historical performance of each facility and has taken into account factors such as planned maintenance, asset replacements, and upgrades, which, if conducted as in the past, can extend the physical lives of the facilities indefinitely. The Company also considered the possibility of changes in technology and risk of obsolescence in arriving at its conclusion. The Company will continue to evaluate these conditional obligations each reporting period and will record a liability when the fair value becomes reasonably estimable, including when the timing of settlement becomes reasonably estimable.

Additionally, the Company leases various properties under contracts that give the lessor the right to make the determination as to whether the lessee must return the premises to their original condition, except for normal wear and tear. The Company does not normally make substantial modifications to leased property, and many of the Company’s leases either require lessor approval of planned improvements or transfer ownership of such improvements to the lessor at the termination of the lease. Historically the Company has not incurred significant costs to return leased premises to their original condition.

Environmental Costs

In connection with the Arxis Businesses Transaction, the Company assumed certain liabilities associated with potential obligations to perform environmental remediation. The following table displays the activity and balances associated with accruals related to these environmental costs included within Accrued expenses and other current liabilities and Other long-term liabilities on the Combined Balance Sheets:

Amount
Beginning balance as of January 1, 2024	$—
Assumed liabilities in connection with the Arxis Businesses Transaction	51,679
Additions to accrual	73
Payments	—
Ending balance as of December 31, 2024	$51,752
Additions to accrual	—
Payments	(461)
Ending balance as of December 31, 2025	$51,291

Moosup

In connection with the Arxis Businesses Transaction, the Company assumed liabilities of Ovation TopCo, L.P. related to a former manufacturing facility in Moosup, Connecticut, that was sold to TD Development, LLC (“TD”) in 2014. At the time of sale, TD assumed contractual and statutory responsibility for the environmental investigation and remediation work required at this site (subject to a cost-sharing arrangement). In September 2021, TD’s principal filed for personal bankruptcy protection, and during the course of that bankruptcy proceeding, the Company has learned that neither TD nor its principal is expected to have the means to undertake the investigation, remediation and abatement of the site. The Company has filed an objection to the issuance of a discharge in the bankruptcy proceeding.

In 2024, a settlement agreement with TD and related parties was signed, which provided the Company access to its former facility to update the environmental condition assessment of the property and remaining remediation efforts required, formalize the Company’s oversight of the investigation and remediation activities with the Connecticut Department of Energy and Environmental Protection (“CDEEP”) and enable such investigation and remediation to be performed to commercial/industrial standard rather than the more stringent residential standard. Under this settlement agreement, the Company will undertake the investigation, remediation and abatement of the site, with a modest contribution from TD’s principal. The Company engaged an environmental consultant to gather the appropriate data to calculate a range for the potential environmental obligation. The environmental consultant provided an estimate of the costs that are likely to be incurred in connection with these environmental investigation and remediation activities.

As of December 31, 2025 and 2024, $45,015 and $45,272, respectively, is accrued for these environmental investigation and remediation activities in Other long-term liabilities. The aggregate undiscounted amount has been accrued because it represents the Company’s best estimate of the cost, but the timing of payments is not considered to be fixed and reliably determinable. There can be no assurance that this matter would not have an adverse impact on our business, financial condition, results of operations and/or cash flows.

Bloomfield

In connection with the Arxis Businesses Transaction, the Company assumed liabilities of Ovation TopCo, L.P. related to a 2008 purchase of the portion of the Bloomfield campus that had been leased from Naval Air Systems Command. In connection with the purchase, the Company assumed responsibility for environmental investigation and remediation at the facility as may be required under the Connecticut Transfer Act and other environmental laws and it continues the effort to define the scope of the remediation that will be required by the CDEEP. This investigation and remediation process will take many years to complete.

As of December 31, 2025 and 2024, the Company had $5,003 and $5,046, respectively, accrued for these environmental investigation and remediation activities, a portion of which is included in Accrued expenses and other current liabilities and the remaining balance is included in Other long-term liabilities. Although it is reasonably possible that additional costs will be paid in connection with the resolution of this matter, the Company is unable to estimate the amount of such additional costs, if any, at this time. The following represents estimated future payments for the undiscounted environmental investigation and remediation liability related to the Bloomfield campus as of December 31, 2025:

Year Ending December 31,	Amount
2026	$261
2027	190
2028	283
2029	459
2030	70
Thereafter	3,740
Total	$5,003

Other Matters

The Company is subject to commercial matters and legal proceedings and claims that arise in the normal course of business. While the outcome of these matters cannot be predicted with certainty, the Company does not have any knowledge of any such matters that would have a material adverse effect to the combined financial statements, except as disclosed below.

Commercial Commitments

In November 2024, a manufacturing business in Jacksonville, Florida (the “Jacksonville Business”) that is not part of the Arxis Businesses, as described in “Note 1. Organization and Nature of Operations” and “Note 2. Summary of Significant Accounting Policies”, was divested to a third party. Following the divestiture, the Company remained a guarantor of certain performance obligations arising under a long-term customer contract to which the Jacksonville Business is a party, pursuant to a guarantee agreement between the Company and such customer that predates the divestiture. The term of the contract covered by the guarantee ends in December 2028 and the approximate value of the contract over the remaining term is $30,000. There is no limitation to the maximum potential future liabilities under this guarantee; however, the Company has a right to indemnification from the Jacksonville Business against such losses that may arise from any failure of the Jacksonville Business to perform under the contract. Such indemnification right includes a monetary cap of $10,000, subject to customary exceptions. The Company may also have other rights or claims, at law or in equity, in connection with any failure by the Jacksonville Business to perform under the contract.

The customer has notified the Company of concerns regarding performance of the contract by the Jacksonville Business and alleged that it has incurred damages of approximately $9,000 related to non-performance of the contract to date. The customer has requested that the Company fulfill its obligations under the guarantee.

As a response, in January 2026, the Company commenced litigation to seek to cause the Jacksonville Business to perform the contract. Should the customer and the Jacksonville Business not resolve their dispute regarding the contract directly or should the Company be unsuccessful in causing the Jacksonville Business to perform the contract, the Company may incur a loss in respect to this matter pursuant to the guarantee. For the year ended December 31, 2025, the Company has recognized $9,000 within Selling, general and administrative expenses in the Combined Statements of Operations with respect to this matter. The Company may incur an additional loss in excess of the amount accrued, but no such loss is estimable at this time due to, among other things, the fact that the dispute raises difficult legal and factual issues and is subject to many uncertainties and complexities. Separately, as discussed above, insofar as any such amounts are asserted against the Company pursuant to the terms of the guarantee, the Company intends to exercise all of its rights and remedies against the Jacksonville Business in respect thereof, including seeking indemnification and pursuing any potential remedies. Any proceeds received will not be recognized until realization and could be in a reporting period subsequent to the period in which any loss in respect of the guarantee is probable and estimable.

K-Max Legal Contingency

In connection with the Arxis Businesses Transaction, the Company assumed liabilities of Ovation TopCo, L.P. related to a helicopter crash where the helicopter utilized the Company’s K-Max blades. The Company is named in litigation seeking damages for loss of life, loss of property and business interruption.

As of September 30, 2024, the Company recorded a $8,000 liability for the loss of life, which was included within Accrued expenses and other current liabilities on the Combined Balance Sheets as of December 31, 2024. The liability for the loss of life was fully covered by insurance. The Company reflected the receivable for insurance proceeds within Prepaid expenses and other current assets on the Combined Balance Sheets as of December 31, 2024. In addition, the Company assumed a $17,388 reserve representing the Company’s estimate of probable loss associated with the loss of property and business interruption portion of the case as of the Arxis Businesses Transaction, which was included within Other long-term liabilities as of December 31, 2025 and 2024. The Company, in coordination with insurance, estimates that a portion of the liability on the loss of property and business interruption portion of the case will fall within insurance coverage amounts. Accordingly, the Company recognized a receivable for the amount estimated to be recoverable through insurance related to the business interruption claims of $7,779, which was included within Other assets as of December 31, 2025 and 2024. As of December 31, 2025, the Company had not recorded any changes in the estimates associated with these claims.

In May 2025, settlement was reached and paid on the loss of life portion of the case. There were no adjustments made to the combined financial statements for this portion of the case as the settlement amount was equal to the previously recorded amounts and fully covered by insurance.

The remaining claims, related to loss of property and business interruption, proceeded to trial and there was a verdict awarding $22,000 to the plaintiff. Additional pre-judgment and post-judgment interest will apply. The jury found there was no design defect in the K-Max blades. The Company, along with the insurance carriers, are preparing to appeal the verdict. The Company estimates that resolution of this matter is not expected to occur within twelve months of December 31, 2025.

Other than the above matters, the Company is not involved in any pending, material legal proceedings other than routine legal proceedings occurring in the ordinary course of business.